Dreyfus Institutional Preferred
      Money Market Fund

      ANNUAL REPORT March 31, 2002


The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter to Shareholders

                             5   Statement of Investments

                             9   Statement of Assets and Liabilities

                            10   Statement of Operations

                            11   Statement of Changes in Net Assets

                            12   Financial Highlights

                            13   Notes to Financial Statements

                            16   Report of Independent Auditors

                            17   Board Members Information

                            19   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Institutional
                                                    Preferred Money Market Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Institutional Preferred Money Market Fund for the 12-month period ended March 31, 2002. During the reporting period, the fund produced a yield of 3.26% which, taking into account the effects of compounding, created an effective yield of 3.30% .(1)

The Economy

The Federal Reserve Board (the "Fed") had already reduced short-term interest rates prior to the beginning of the reporting period in response to falling retail sales and softening manufacturing activity. After the reporting period began, the Fed's rate cuts continued, with reductions totaling another 75 basis points implemented between April and June. Despite these cuts, capital spending and manufacturing activity remained weak, and the U.S. economy grew at a meager 0.30% annualized rate in the second quarter.

Interest rates held steady in July, and some economists began to detect signs of economic improvement. Inventories returned closer to normal levels, energy prices moderated and consumer spending remained relatively strong. Nonetheless, at its August meeting the Fed reduced interest rates another 25 basis points, citing reduced capital spending, weak consumption and slower overseas growth.

Then, on September 11 disaster struck. The terrorist attacks worsened an already weak economy as consumer spending plunged. For its part, the Fed acted quickly, cutting interest rates another 50 basis points on September 17 and injecting approximately $50 billion into the economy. Nonetheless, U.S. Gross Domestic Product (" GDP" ) growth contracted 1.30% in the third quarter, the economy's worst performance in a decade.

The Fed followed up in the fourth quarter by cutting rates another 50 basis points each in October and November, citing "heightened uncertainty and concerns about a deterioration in business conditions both here and abroad." This was followed by a 25 basis-point cut at its December meeting, despite early signs that the rate of economic deterioration had slowed. In fact, it was later estimated that the U.S. economy grew at a 1.40% annual growth rate, driven primarily by consumer spending.

Buoyed by the economy' s apparent gains, the Fed held the federal funds rate steady at 1.75% at its January 2002 meeting. As positive economic data accumulated in February -- including reports of increased manufacturing activity and strong consumer spending -- many analysts expected that the Fed would soon move to a more neutral stance to reflect the likelihood that the recession is over.

This proved to be the case when the Fed indicated at its March meeting that an economic recovery was apparently underway and that the risks of recession and inflation were evenly balanced. With this pronouncement, in our view the Fed signaled that its aggressive rate-cutting campaign was complete. Although many fixed-income investors reacted as if rate hikes were imminent, the Fed later suggested that this was not necessarily true. With layoffs continuing and consumers spending less, the strength of the recovery remained uncertain.

Market Environment/Portfolio Focus

A significant effect of the Fed's interest-rate reductions over the reporting period was lower yields on money market securities.

During the reporting period, we maintained the fund's weighted average maturity toward the long end of its range in order to maintain then higher yields for as long as we deemed practical. Recently, the market has scaled back expectations regarding when the Fed may raise

                                                                       The Fund

LETTER TO SHAREHOLDERS (CONTINUED)

interest rates. Economic data suggest that the economy is not rebounding as fast as many previously thought. Jobless claims have increased, indicating that businesses are continuing to reduce costs through layoffs. In addition, consumers spent at a slower rate in March compared to the previous month, and consumer sentiment dropped. The Producer Price Index rose, mainly because of higher energy costs. Given the current environment, the timing of any changes in the Fed' s interest-rate policy is uncertain.

As always, we are monitoring the economy closely, and we may look to change our strategies as economic and market conditions develop.



              Patricia A. Larkin

              Senior Portfolio Manager

April 15, 2002

New York, NY

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.



STATEMENT OF INVESTMENTS

March 31, 2002


                                                                                            Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--33.7%                                             Amount ($)                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
Abbey National PLC (Yankee)

   2.31%, 12/30/2002                                                                        100,000,000               99,963,007

Banca Intesa BCI (Yankee)

   1.92%, 6/12/2002                                                                         100,000,000              100,000,000

Bank of Nova Scotia (Yankee)

   1.83%, 5/6/2002                                                                          100,000,000              100,000,000

Barclays Bank PLC (London)

   4.07%, 5/20/2002                                                                          50,000,000               50,002,614

Barclays Bank PLC (Yankee)

   4.32%, 4/22/2002                                                                         100,000,000              100,001,916

Bayerische Hypo-und Vereinsbank AG (Yankee)

   1.73%--1.90%, 4/10/2002--7/19/2002                                                       460,000,000              460,000,829

Bayerische Landesbank Girozentrale (London)

   2.25%, 9/25/2002                                                                          50,000,000               50,000,000

Bayerische Landesbank Girozentrale (Yankee)

   1.81%, 6/25/2002                                                                          90,000,000  (a)          89,995,846

Canadian Imperial Bank of Commerce (Yankee)

   4.07%--4.32%, 5/20/2002--6/14/2002                                                       200,000,000              199,999,204

Canadian Imperial Bank of Commerce (Yankee)

   1.80%--1.81%, 6/25/2002--6/26/2002                                                       250,000,000  (a)         249,988,932

Commerzbank AG (Yankee)

   1.81%, 7/19/2002                                                                         150,000,000  (a)         149,995,556

Credit Agricole Indosuez S.A. (Yankee)

   1.81%, 6/26/2002                                                                          25,000,000  (a)          24,998,833

Danske Bank A/S (London)

   2.33%, 1/6/2003                                                                           25,000,000               25,003,799

Danske Bank A/S (Yankee)

   2.33%, 12/4/2002                                                                          50,000,000               49,989,946

Dresdner Bank AG (London)

   1.90%, 6/24/2002                                                                          50,000,000               50,000,000

Halifax PLC (London)

   2.00%--2.27%, 4/26/2002--9/30/2002                                                       250,000,000              249,946,904

Landesbank Baden-Wuerttemberg (London)

   1.93%, 8/5/2002                                                                          100,000,000              100,027,695

Landesbank Baden-Wuerttemberg (Yankee)

   1.81%, 4/8/2002                                                                          300,000,000              300,000,582

Merita Bank PLC (Yankee)

   2.20%, 11/18/2002                                                                         75,000,000               75,000,000

Norddeutsche Landesbank Girozentrale (London)

   1.90%, 6/24/2002                                                                          50,000,000               50,000,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                            Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT (CONTINUED)                                         Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Norddeutsche Landesbank Girozentrale (Yankee)

   1.91%--2.33%, 7/31/2002--12/3/2002                                                       150,000,000              149,961,324

Nordea Bank Finland PLC (London)

   1.89%, 7/5/2002                                                                          100,000,000              100,002,614

Nordea Bank Finland PLC (Yankee)

   2.47%, 12/27/2002                                                                         50,000,000               49,989,042

Svenska Handelsbanken (London)

   1.90%--2.12%, 6/24/2002--11/12/2002                                                      100,000,000              100,000,738

Svenska Handelsbanken (Yankee)

   3.59%, 8/13/2002                                                                          20,000,000               20,003,207

Swedbank (London)

   1.81%, 4/8/2002                                                                          100,000,000              100,000,000

Swedbank (Yankee)

   1.84%, 7/31/2002                                                                          75,000,000               75,000,000

Westdeutsche Landesbank Girozentrale (Yankee)

   1.95%--3.80%, 7/24/2002--8/1/2002                                                        135,000,000              135,175,544

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

   (cost $3,305,048,132)                                                                                           3,305,048,132
-----------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--25.5%
-----------------------------------------------------------------------------------------------------------------------------------

Alliance & Leicester PLC

   1.93%, 8/6/2002                                                                          100,000,000               99,326,194

Bank of Nova Scotia

   1.81%, 4/4/2002                                                                          100,000,000               99,984,917

Bear Stearns Cos. Inc.

   1.81%, 4/4/2002                                                                          200,000,000              199,969,833

Danske Bank A/S

   1.82%, 7/15/2002                                                                          50,000,000               49,737,500

Deutsche Bank Financial Inc.

   1.88%, 4/1/2002                                                                          400,000,000              400,000,000

Edison Asset Securitization LLC

   1.96%, 8/23/2002                                                                         100,000,000  (b)          99,224,000

General Electric Capital Corp.

   2.00%, 5/8/2002                                                                           75,000,000               74,847,375

General Electric Capital Services Inc.

   1.80%, 6/10/2002                                                                         100,000,000               99,653,889

MPS U.S. Commercial Paper Corp.

   1.81%, 4/8/2002                                                                           50,000,000               49,982,403


                                                                                            Principal
COMMERCIAL PAPER (CONTINUED)                                                               Amount ($)                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley Group PLC

   1.91%, 6/20/2002                                                                         150,000,000              149,366,667

Moriarty Ltd.

   2.13%, 11/15/2002                                                                        180,000,000  (b)         177,606,000

Salomon Smith Barney Holdings Inc.

   1.88%, 4/1/2002                                                                          200,000,000              200,000,000

Societe Generale N.A. Inc.

   3.47%, 5/17/2002                                                                          50,000,000               49,784,056

Stadshypotek Delaware Inc.

   1.81%, 4/25/2002                                                                         200,000,000              199,760,000

Svenska Handelsbanken Inc.

   1.81%, 4/8/2002                                                                          100,000,000               99,964,806

UBS Finance Delaware LLC

   1.85%, 4/1/2002                                                                          450,000,000              450,000,000

TOTAL COMMERCIAL PAPER

   (cost $2,499,207,640)                                                                                           2,499,207,640
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES--8.0%
------------------------------------------------------------------------------------------------------------------------------------

Beta Finance Inc.

   4.20%--4.27%, 5/30/2002--6/5/2002                                                        105,000,000  (b)         105,008,279

Commerzbank AG

   1.82%, 5/9/2002                                                                          100,000,000  (a)          99,998,438

Links Finance LLC

   2.49%--3.86%, 8/5/2002--10/15/2002                                                       150,000,000  (b)         150,005,053

Links Finance LLC

   1.85%, 7/9/2002                                                                           50,000,000  (a,b)        50,000,000

Sigma Finance Inc.

   4.06%--4.25%, 5/28/2002--6/17/2002                                                       125,000,000  (b)         125,000,000

Sigma Finance Inc.

   1.82%--1.83%, 4/9/2002--9/16/2002                                                        250,000,000  (a,b)       250,000,000

TOTAL CORPORATE NOTES

   (cost $780,011,770)                                                                                               780,011,770
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--5.4%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group Inc.

  2.03%--3.94%, 4/5/2002--11/4/2002

   (cost $525,000,000)                                                                      525,000,000  (c)         525,000,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                            Principal
SHORT-TERM BANK NOTES--2.3%                                                                Amount ($)                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. Bank N.A.

   2.40%--3.45%, 10/1/2002--10/28/2002                                                      130,000,000              130,000,000

U.S. Bank N.A.

   1.79%, 11/12/2002                                                                        100,000,000  (a)         100,000,000

TOTAL SHORT-TERM BANK NOTES

   (cost $230,000,000)                                                                                               230,000,000
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--25.2%
------------------------------------------------------------------------------------------------------------------------------------

BNP Paribas (Grand Cayman)

   1.81%, 4/1/2002                                                                          400,000,000              400,000,000

Credit Agricole Indosuez S.A. (Grand Cayman)

   1.81%, 4/1/2002                                                                          400,000,000              400,000,000

Credit Suisse First Boston (Grand Cayman)

   1.80%, 4/1/2002                                                                          400,000,000              400,000,000

Dresdner Bank AG (Grand Cayman)

   1.81%, 4/1/2002                                                                          375,000,000              375,000,000

HSBC Bank USA (Grand Cayman)

   1.75%, 4/1/2002                                                                          120,000,000              120,000,000

Rabobank Nederland (Grand Cayman)

   1.81%, 4/1/2002                                                                          400,000,000              400,000,000

Societe Generale (Grand Cayman)

   1.81%, 4/1/2002                                                                          375,000,000              375,000,000

TOTAL TIME DEPOSITS

   (cost $2,470,000,000)                                                                                           2,470,000,000
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $9,809,267,542)                                                          100.1%            9,809,267,542

LIABILITIES LESS, CASH AND RECEIVABLES                                                            (.1%)               (4,496,427)

NET ASSETS                                                                                       100.0%            9,804,771,115

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECUTITIES ACT
     OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
     REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT MARCH 31,
     2002, THE AGGREGATE VALUE OF THESE SECURITIES AMOUNTED TO $956,843,332 OR
     9.8% OF NET ASSETS.

(C)  THESE NOTES WERE ACQUIRED FOR INVESTMENT, NOT WITH THE INTENT TO DISTRIBUTE
     OR SELL. SECURITIES RESTRICTED AS TO PUBLIC RESALE. THESE SECURITIES WERE
     ACQUIRED BETWEEN 7/10/2001 AND 3/20/2002 AT A COST OF $525,000,000. AT
     MARCH 31, 2002, THE AGGREGATE VALUE OF THESE SECURITIES WERE $525,000,000
     OR 5.4% OF NET ASSETS AND ARE VALUED  AT AMORTIZED COST.


SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

March 31, 2002

                                                             Cost        Value
-------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                         9,809,267,542 9,809,267,542

Interest receivable                                                  45,930,893

                                                                  9,855,198,435
-------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           735,436

Cash overdraft due to Custodian                                      49,691,884

                                                                     50,427,320
-------------------------------------------------------------------------------

NET ASSETS ($)                                                    9,804,771,115
-------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   9,804,772,290

Accumulated net realized gain (loss) on investments                     (1,175)
-------------------------------------------------------------------------------

NET ASSETS ($)                                                    9,804,771,115
-------------------------------------------------------------------------------


SHARES OUTSTANDING

(unlimited number of $.001 par value shares
of Beneficial Interest authorized)                                9,804,772,290

NET ASSET VALUE, offering and redemption price per share ($)               1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Year Ended March 31, 2002

-------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                    307,541,072

EXPENSES:

MANAGEMENT FEE--NOTE 2(A)                                            9,245,983

INVESTMENT INCOME--NET                                             298,295,089
-------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                   (609)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               298,294,480

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                                      Year Ended March 31,
                                          -------------------------------------

                                                     2002                 2001
-------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                        298,295,089          377,455,963

Net realized gain (loss) from investments           (609)               16,655

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 298,294,480           377,472,618
-------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                      (298,295,089)        (377,455,963)
-------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold              47,615,929,985      32,831,304,597

Dividends reinvested                          220,007,512         317,579,147

Cost of shares redeemed                  (46,886,119,051)     (28,724,786,205)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS     949,818,446        4,424,097,539

TOTAL INCREASE (DECREASE) IN NET ASSETS      949,817,837        4,424,114,194
-------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         8,854,953,278        4,430,839,084

END OF PERIOD                               9,804,771,115        8,854,953,278

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                                                                        Year Ended March 31,
                                                           -------------------------------------------------------------------------

                                                           2002             2001            2000             1999         1998(a)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value, beginning of period                       1.00              1.00           1.00             1.00            1.00

Investment Operations:

Investment income--net                                     .033              .063           .054             .053            .046

Distributions:

Dividends from investment
   income--net                                            (.033)            (.063)         (.054)           (.053)          (.046)

Net asset value, end of period                             1.00              1.00           1.00             1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                           3.30              6.51           5.48             5.48            5.76(b)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                                    .10               .10            .10              .10             .10(b)

Ratio of net investment income
   to average net assets                                   3.23              6.28           5.43             5.31            5.64(b)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                        9,804,771         8,854,953      4,430,839         1,999,406       1,496,626

(A) FROM JUNE 11, 1997 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 1998.

(B) ANNUALIZED.


SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the "fund") is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $552,471 during the period ended March 31, 2002 based on available cash balances left on deposit. Income earned under this arranngement is included in interest income.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that a net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

At March 31, 2002, the components of accumulated earnings on a tax basis was substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2002 and March 31, 2001, respectively, were all ordinary income.

The accumulated capital loss is available to be applied against future net securities profits, if any, realized subsequent to March 31, 2002. If not applied, $566 of the carryover expires in fiscal 2008 and $609 expires in fiscal 2010.

At March 31, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund's average daily net assets and is payable monthly. The Manager has agreed to pay all of the fund's expenses except the management fee.

The Manager compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund.

(B) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

                                                             The Fund

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Trustees
Dreyfus Institutional Preferred Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Money Market Fund (one of the series constituting Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Money Market Fund at March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young, LLP
New York, New York
May 3, 2002



BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (58)
Chairman of the Board (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
* Corporate Director and Trustee

OTHER DIRECTORSHIPS AND AFFILIATIONS:
* The Muscular Dystrophy Association, Director
* Carlyle Industries, Inc., a button packager and distributor, Director
* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
* QuikCAT.com, a developer of high speed movement, routing, storage and encryption of data, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 190

                                --------------

Clifford L. Alexander (68)
Board Member (1997)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
* President of Alexander & Associates, Inc., a management consulting firm (January 1981--Present)
* Chairman of the Board of Moody's Corporation (October 2000--Present)
* Chairman of the Board and Chief Executive Officer (October 1999--September
  2000) of The Dun and Bradstreet Corporation and Director (February 1993--September 1999)

OTHER DIRECTORSHIPS AND AFFILIATIONS:
* American Home Products Corporation, a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director
* IMS Health, a service provider of marketing information and information technology, Director
* Mutual of America Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 49

                                                             The Fund

BOARD MEMBERS INFORMATION (Unaudited) (CONTINUED)

Lucy Wilson Benson (74)
Board Member (1997)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
* Benson and Associates, consultants to business and government, President
* The Citizens Network for Foreign Affairs, Vice Chairman
* The International Executive Services Corps., Director

OTHER DIRECTORSHIPS AND AFFILIATIONS:
* A member of the council of foreign relations

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 35

                                --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.


OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 82 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 56 years old, and has been an employee of the Manager since May 1995.

CHARLES CARDONA, EXECUTIVE VICE PRESIDENT SINCE MARCH 2000.

Director and Executive Vice President of the Distributor, President of
Dreyfus Institutional Services Division, A division of the Distributor, and an officer of 12 investment companies (comprised of 15 portfolios) managed by the Manager. He is 45 years old, and has been an employee of the Manager since February 1981.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 94 investment companies (comprised of 200 portfolios) managed by the Manager. He is 56 years old, and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 94 investment companies (comprised of 200 portfolios) managed by the Manager. He is 52 years old, and has been an employee of the Manager since July 1980.

JEFF PRUSNOFSKY, ASSISTANT SECRETARY SINCE MARCH 2000.

Associate General Counsel of the Manager, and an officer of 11 investment companies (comprised of 63 portfolios) managed by the Manager. He is 36 years old, and has been an employee of the Manager since January 1986.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.

Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 198 portfolios) managed by the Manager. He is 42 years old, and has been an employee of the Manager since October 1991.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

Director of Mutual Fund Treasury Accounting of the Manager, and an officer of 94 investment companies (comprised of 200 portfolios) managed by the Manager. He is 43 years old, and has been an employee of the Manager since April 1985.

MICHAEL CONDON, ASSISTANT TREASURER SINCE MARCH 2000.

Senior Treasury Manager of the Manager, and an officer of 36 investment companies (comprised of 78 portfolios) managed by the Manager. He is 40 years old, and has been an employee of the Manager since August 1984.

KENNETH SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

Mutual Funds Tax Director of the Manager, and an officer of 94 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old, and has been an employee of the Manager since June 1993.

                                                             The Fund

NOTES

                                                           For More Information

                        Dreyfus Institutional Preferred Money Market Fund 200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        15 Broad Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2002 Dreyfus Service Corporation                                  194AR0302





      Dreyfus Institutional Preferred
      Plus Money Market
      Fund

      ANNUAL REPORT March 31, 2002


The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter to Shareholders

                             5   Statement of Investments

                             6   Statement of Assets and Liabilities

                             7   Statement of Operations

                             8   Statement of Changes in Net Assets

                             9   Financial Highlights

                            10   Notes to Financial Statements

                            13   Report of Independent Auditors

                            14   Board Members Information

                            16   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                          Dreyfus Institutional
                                               Preferred Plus Money Market Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Institutional Preferred Plus Money Market Fund for the 12-month period ended March 31, 2002. During the reporting period, the fund produced a yield of 3.04% which, taking into account the effects of compounding, created an effective yield of 3.08% .(1)

The Economy

The Federal Reserve Board (the "Fed") had already reduced short-term interest rates prior to the beginning of the reporting period in response to falling retail sales and softening manufacturing activity. After the reporting period began, the Fed's rate cuts continued, with reductions totaling another 75 basis points implemented between April and June. Despite these cuts, capital spending and manufacturing activity remained weak, and the U.S. economy grew at a meager 0.30% annualized rate in the second quarter.

Interest rates held steady in July, and some economists began to detect signs of economic improvement. Inventories returned closer to normal levels, energy prices moderated and consumer spending remained relatively strong. Nonetheless, at its August meeting the Fed reduced interest rates another 25 basis points, citing reduced capital spending, weak consumption and slower overseas growth.

Then, on September 11 disaster struck. The terrorist attacks worsened an already weak economy as consumer spending plunged. For its part, the Fed acted quickly, cutting interest rates another 50 basis points on September 17 and injecting approximately $50 billion into the economy. Nonetheless, U.S. Gross Domestic Product (" GDP" ) growth contracted 1.30% in the third quarter, the economy's worst performance in a decade.



The Fed followed up in the fourth quarter by cutting rates another 50 basis points each in October and November, citing "heightened uncertainty and concerns about a deterioration in business conditions both here and abroad." This was followed by a 25 basis-point cut at its December meeting, despite early signs that the rate of economic deterioration had slowed. In fact, it was later estimated that the U.S. economy grew at a 1.40% annual growth rate, driven primarily by consumer spending.

Buoyed by the economy's apparent gains, the Fed held the federal funds rate steady at 1.75% at its January 2002 meeting. As positive economic data accumulated in February -- including reports of increased manufacturing activity and strong consumer spending -- many analysts expected that the Fed would soon move to a more neutral stance to reflect the likelihood that the recession is over.

This proved to be the case when the Fed indicated at its March meeting that an economic recovery was apparently underway and that the risks of recession and inflation were evenly balanced. With this pronouncement, in our view the Fed signaled that its aggressive rate-cutting campaign was complete. Although many fixed-income investors reacted as if rate hikes were imminent, the Fed later suggested that this was not necessarily true. With layoffs continuing and consumers spending less, the strength of the recovery remained uncertain.

Market Environment/Portfolio Focus

A significant effect of the Fed's interest-rate reductions over the reporting period was lower yields on money market securities.

During the reporting period, we maintained the fund's weighted average maturity toward the long end of its range in order to maintain higher yields for as long as we deemed practical. Recently, the market has scaled back expectations regarding when the Fed may raise inter-

                                                                      The Fund

LETTER TO SHAREHOLDERS (CONTINUED)

est rates. Economic data suggest that the economy is not rebounding as fast as many previously thought. Jobless claims have increased, indicating that businesses are continuing to reduce costs through layoffs. In addition, consumers spent at a slower rate in March compared to the previous month, and consumer sentiment dropped. The Producer Price Index rose, mainly because of higher energy costs. Given the current environment, the timing of any changes in the Fed's interest-rate policy is uncertain.

As always, we are monitoring the economy closely, and we may look to change our strategies as economic and market conditions develop.

    Sincerely,



    Patricia A. Larkin
    Senior Portfolio Manager

April 15, 2002

New York, NY

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.



STATEMENT OF INVESTMENTS

March 31, 2002



                                                                          Annualized
                                                                            Yield on
                                                                             Date of             Principal
U.S. GOVERNMENT AGENCIES--99.1%                                          Purchase (%)            Amount ($)            Value ($)
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association,
     Discount Notes
     4/3/2002                                                                    1.81               105,000              104,990
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $104,990)                                                                     99.1%              104,990

CASH AND RECEIVABLES (NET)                                                                              .9%                  936

NET ASSETS                                                                                           100.0%              105,926

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                                   The Fund



STATEMENT OF ASSETS AND LIABILITIES

March 31, 2002

                                                             Cost         Value
-------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments   104,990       104,990

Cash                                                                      1,048

                                                                        106,038
-------------------------------------------------------------------------------

LIABILITIES ($):

DUE TO THE DREYFUS CORPORATION AND AFFILIATES                               112
-------------------------------------------------------------------------------

NET ASSETS ($)                                                          105,926
-------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                         105,926
-------------------------------------------------------------------------------

NET ASSETS ($)                                                          105,926
-------------------------------------------------------------------------------

SHARES OUTSTANDING

(unlimited number of $.001 par value shares
of Beneficial Interest authorized)                                      105,926

NET ASSET VALUE, offering and redemption price per share ($)               1.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Year Ended March 31, 2002

-------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                          3,268

EXPENSES:

MANAGEMENT FEE--NOTE 2(A)                                                  107

INVESTMENT INCOME--NET, REPRESENTING NET INCREASE
  IN NET ASSETS RESULTING FROM OPERATIONS                                3,161

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                       Year Ended March 31,
                                               --------------------------------

                                                     2002             2001(a)
-------------------------------------------------------------------------------

OPERATIONS ($):

INVESTMENT INCOME--NET, REPRESENTING NET INCREASE
   IN NET ASSETS RESULTING FROM OPERATIONS          3,161               2,777
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                            (3,161)              (2,777)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold                   1,117,798             100,000

Dividends reinvested                                3,167               2,759

Cost of shares redeemed                        (1,117,798)                --

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS                3,167              102,759

TOTAL INCREASE (DECREASE) IN NET ASSETS            3,167              102,759
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                               102,759                 --

END OF PERIOD                                     105,926              102,759

(A)  FROM OCTOBER 16, 2000 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                          Year Ended March 31,
                                                         -----------------------

                                                             2002       2001(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                         1.00       1.00

Investment Operations:

Investment income--net                                       .030       .027

Distributions:

Dividends from investment income--net                      (.030)      (.027)

Net asset value, end of period                               1.00       1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                             3.08       6.11(b)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                       .10        .10(b)

Ratio of net investment income
   to average net assets                                     2.96       6.04(b)
--------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         106        103

(A) FROM OCTOBER 16, 2000 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2001.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus Institutional Preferred Plus Money Market Fund (the "fund") is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

As of March 31, 2002, MBC Investment Corp., an indirect subsidiary of Mellon Financial Corporation, held all of the outstanding shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.


(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that a net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

At March 31, 2002, the components of accumulated earnings on a tax basis was substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2002 and March 31, 2001, respectively, were all ordinary income.

At March 31, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund's average daily net assets and is payable monthly. The Manager has agreed to pay all of the fund's expenses except the management fee.

The Manager compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund.

(B) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.


REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Trustees

Dreyfus Institutional Preferred Plus Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Plus Money Market Fund (one of the series constituting Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and for the period from October 16, 2000 (commencement of operations) to March 31, 2001, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Plus Money Market Fund at March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period from October 16, 2000 to March 31, 2001, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


/s/Ernst & Young, LLP
New York, New York

May 3, 2002

                                                             The Fund


BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (58)

Chairman of the Board (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
* Corporate Director and Trustee

OTHER DIRECTORSHIPS AND AFFILIATIONS:
* The Muscular Dystrophy Association, Director
* Carlyle Industries, Inc., a button packager and distributor, Director
* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
* QuikCAT.com, a developer of high speed movement, routing, storage and encryption of data, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 190

                                --------------

Clifford L. Alexander (68)
Board Member (1997)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
* President of Alexander & Associates, Inc., a management consulting firm (January 1981-Present)
* Chairman of the Board of Moody's Corporation (October 2000--Present)
* Chairman of the Board and Chief Executive Officer (October 1999--September
  2000) of The Dun and Bradstreet Corporation and Director (February 1993-September 1999)

OTHER DIRECTORSHIPS AND AFFILIATIONS:
* American Home Products Corporation, a global leader in pharmaceuticals, consumer healthcare products and animal health products, , Directors
* IMS Health, a service provider of marketing information and information technology, Director
* Mutual of America Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 49


Lucy Wilson Benson (74)
Board Member (1997)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
* Benson and Associates, consultants to business and government, President
* The Citizens Network for Foreign Affairs, Vice Chairman
* The International Executive Service Corps., Director

OTHER DIRECTORSHIPS AND AFFILIATIONS:
* A member of the council of foreign relations

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 35

                                --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

                                                             The Fund

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 82 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 56 years old, and has been an employee of the Manager since May 1995.

CHARLES CARDONA, EXECUTIVE VICE PRESIDENT SINCE MARCH 2000.

Director and Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, A division of the Distributor, and an officer of 12 investment companies (comprised of 15 portfolios) managed by the Manager. He is 45 years old, and has been an employee of the Manager since February 1981

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 94 investment companies (comprised of 200 portfolios) managed by the Manager. He is 56 years old, and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 94 investment companies (comprised of 200 portfolios) managed by the Manager. He is 52 years old, and has been an employee of the Manager since July 1980.

JEFF PRUSNOFSKY, ASSISTANT SECRETARY SINCE MARCH 2000.

Associate General Counsel of the Manager, and an officer of 11 investment companies (comprised of 63 portfolios) managed by the Manager. He is 36 years old, and has been an employee of the Manager since January 1986.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.

Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 198 portfolios) managed by the Manager. He is 42 years old, and has been an employee of the Manager since October 1991.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

Director of Mutual Fund Treasury Accounting of the Manager, and an officer of 94 investment companies (comprised of 200 portfolios) managed by the Manager. He is 43 years old, and has been an employee of the Manager since April 1985.

MICHAEL CONDON, ASSISTANT TREASURER SINCE MARCH 2000.

Senior Treasury Manager of the Manager, and an officer of 36 investment companies (comprised of 78 portfolios) managed by the Manager. He is 40 years old, and has been an employee of the Manager since August 1984.

KENNETH SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

Mutual Funds Tax Director of the Manager, and an officer of 94 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old, and has been an employee of the Manager since June 1993.


                                                           For More Information

                        Dreyfus Institutional Preferred
                        Plus Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        15 Broad Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

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(c) 2002 Dreyfus Service Corporation                                  286AR0302